Consolidated Schedule of Investments (unaudited) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
MercadoLibre, Inc.(a)	99	$116,987

Brazil — 0.8%
Ambev SA	143,455	386,028
Lojas Renner SA	96,222	410,000

		796,028

Canada — 2.9%
Brookfield Asset Management Ltd., Class A(a)	9,304	303,758
Canadian Imperial Bank of Commerce	3,909	178,447
Franco-Nevada Corp.	3,199	469,241
George Weston Ltd.	808	103,946
Lululemon Athletica, Inc.(a)	1,218	373,780
Nuvei Corp.(a)(b)	3,532	124,684
Ritchie Bros Auctioneers, Inc.	1,326	80,185
Suncor Energy, Inc.	6,699	232,505
TC Energy Corp.	14,474	623,648
TELUS Corp.	18,489	398,391

		2,888,585

China — 8.9%
Agricultural Bank of China Ltd., Class H	908,000	326,819
Bank of China Ltd., Class H	1,639,000	623,909
Bank of Communications Co. Ltd., Class H	277,000	171,213
Bank of Jiangsu Co. Ltd., Class A	182,900	201,441
BOC Hong Kong Holdings Ltd.	87,500	305,803
BYD Co. Ltd., Class A	4,752	203,038
BYD Co. Ltd., Class H	20,500	649,185
China Construction Bank Corp., Class H	908,000	587,740
China Longyuan Power Group Corp. Ltd., Class H	79,000	109,055
China Merchants Bank Co. Ltd., Class H	41,500	269,174
China Resources Gas Group Ltd.	31,600	132,885
COSCO SHIPPING Holdings Co. Ltd., Class H	157,000	162,853
CRRC Corp. Ltd., Class H	283,000	128,274
Datang International Power Generation Co. Ltd., Class A(a)	417,300	171,377
Dongfang Electric Corp. Ltd., Class A	32,200	102,342
Fosun International Ltd.	137,000	127,197
GoodWe Technologies Co. Ltd., Class A	3,468	209,936
Greentown China Holdings Ltd.	80,000	117,950
Industrial & Commercial Bank of China Ltd., Class H	665,000	355,721
Kingboard Holdings Ltd.	57,500	234,878
Koolearn Technology Holding Ltd.(a)(b)	9,500	77,161
Kunlun Energy Co. Ltd.	128,000	100,948
Lenovo Group Ltd.	74,000	59,353
Li Auto, Inc., Class A(a)	12,900	157,847
LONGi Green Energy Technology Co. Ltd., Class A(a)	42,200	302,593
Meituan, Class B(a)(b)	4,160	93,000
NetEase, Inc.	16,600	294,519
Ningbo Deye Technology Co. Ltd., Class A	5,600	290,201
Nongfu Spring Co. Ltd., Class H(b)	17,800	100,762
PetroChina Co. Ltd., Class H	768,000	410,842
Pharmaron Beijing Co. Ltd., Class H(b)	6,300	46,178
PICC Property & Casualty Co. Ltd., Class H	114,000	107,177
Porton Pharma Solutions Ltd., Class A	33,000	232,088
Postal Savings Bank of China Co. Ltd., Class H(b)	385,000	261,995
Pylon Technologies Co. Ltd., Class A	2,727	124,335
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	16,600	201,622
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,500	78,999
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	7,600	71,751
Tencent Holdings Ltd.	2,100	102,331
Wilmar International Ltd.	26,600	82,700

Security	Shares	Value

China (continued)
Yadea Group Holdings Ltd.(b)	52,000	$118,553
Zangge Mining Co. Ltd., Class A	29,840	123,794
Zijin Mining Group Co. Ltd., Class H	92,000	152,173

		8,781,712

Denmark — 0.9%
Novo Nordisk A/S, Class B	6,706	928,042

Finland — 0.1%
Kone OYJ, Class B	1,057	57,645

France — 3.1%
Hermes International	287	537,123
L’Oreal SA	1,161	479,390
LVMH Moet Hennessy Louis Vuitton SE	1,836	1,602,783
Societe Generale SA	3,068	91,324
TotalEnergies SE	5,101	315,348

		3,025,968

Germany — 0.4%
Symrise AG	3,937	418,541

Hong Kong — 1.9%
China Resources Power Holdings Co. Ltd.	24,000	49,991
CLP Holdings Ltd.	21,500	159,743
Hang Seng Bank Ltd.	6,700	111,576
HK Electric Investments & HK Electric Investments Ltd., Class SS	206,500	142,739
HKT Trust & HKT Ltd., Class SS	306,000	400,914
Hong Kong & China Gas Co. Ltd.	58,350	58,585
Kingboard Laminates Holdings Ltd.	137,000	167,047
Link REIT	11,500	92,050
MTR Corp. Ltd.	53,000	283,630
Orient Overseas International Ltd.	18,000	299,211
SITC International Holdings Co. Ltd.	65,000	141,999

		1,907,485

India — 2.7%
AU Small Finance Bank Ltd.(b)	13,835	105,181
Bandhan Bank Ltd.(a)(b)	67,713	202,954
Bharat Electronics Ltd.	212,584	247,350
HCL Technologies Ltd.	20,099	277,157
Indian Oil Corp. Ltd.	191,178	191,240
Infosys Ltd.	5,547	104,479
Oil & Natural Gas Corp. Ltd.	58,458	104,164
Pidilite Industries Ltd.	4,761	132,823
Power Grid Corp. of India Ltd.	88,897	235,910
Samvardhana Motherson International Ltd.	213,994	198,249
Sun Pharmaceutical Industries Ltd.	18,112	229,324
Tata Consultancy Services Ltd.	10,290	424,706
Torrent Pharmaceuticals Ltd.	7,462	138,967
UPL Ltd.	8,526	79,078

		2,671,582

Indonesia — 0.0%
Bank Central Asia Tbk PT	50,200	28,382

Ireland — 0.8%
Allegion PLC	1,311	154,108
Kingspan Group PLC	4,768	306,659
Trane Technologies PLC	1,743	312,206

		772,973

Italy — 0.8%
Ferrari NV	3,037	758,898

Japan — 7.4%
Astellas Pharma, Inc.	34,800	512,261

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	11,600	$300,731
Daiwa Securities Group, Inc.	65,300	308,157
East Japan Railway Co.	1,800	100,365
Hoya Corp.	1,100	120,969
Kakaku.com, Inc.	7,900	131,709
Kansai Electric Power Co., Inc.	13,900	133,678
Kao Corp.	2,400	97,012
KDDI Corp.	8,500	265,569
Keio Corp.	8,200	300,977
Keyence Corp.	400	184,148
Kikkoman Corp.	1,900	100,495
Kobayashi Pharmaceutical Co. Ltd.	4,000	287,168
Konami Group Corp.	5,300	260,619
Mitsubishi Heavy Industries Ltd.	3,400	133,314
MS&AD Insurance Group Holdings, Inc.	11,900	381,677
Nippon Sanso Holdings Corp.	6,600	107,652
Nissan Chemical Corp.	2,400	113,303
Nomura Research Institute Ltd.	15,600	374,518
Odakyu Electric Railway Co. Ltd.	11,900	156,454
Osaka Gas Co. Ltd.	12,900	208,166
Otsuka Holdings Co. Ltd.	19,700	631,984
Recruit Holdings Co. Ltd.	5,100	164,017
Secom Co. Ltd.	3,500	208,515
Shimadzu Corp.	6,000	184,386
Shionogi & Co. Ltd.	2,400	114,371
SoftBank Corp.	22,300	255,159
Suntory Beverage & Food Ltd.	8,300	280,272
Terumo Corp.	22,100	643,339
Tobu Railway Co. Ltd.	7,900	185,359

		7,246,344

Mexico — 0.7%
Fomento Economico Mexicano SAB de CV	12,022	105,303
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,016	217,720
Grupo Financiero Banorte SAB de CV, Class O	7,070	58,642
Wal-Mart de Mexico SAB de CV	70,311	275,412

		657,077

Netherlands — 1.3%
ASML Holding NV	1,889	1,249,853

Saudi Arabia — 0.9%
ACWA Power Co.	2,068	83,955
Arabian Internet & Communications Services Co.	3,969	268,757
Dr Sulaiman Al Habib Medical Services Group Co.	2,202	137,631
SABIC Agri-Nutrients Co.	5,762	211,265
Saudi Telecom Co.	15,687	154,818

		856,426

Singapore — 1.2%
Capitaland Investment Ltd.	74,400	225,403
DBS Group Holdings Ltd.	1,100	29,966
Keppel Corp. Ltd.	51,300	296,189
Oversea-Chinese Banking Corp. Ltd.	33,200	328,027
Singapore Technologies Engineering Ltd.	94,200	264,847

		1,144,432

South Africa — 0.5%
Anglo American Platinum Ltd.	2,270	168,822
Kumba Iron Ore Ltd.	9,281	284,185
Spar Group Ltd.	11,344	89,611

		542,618

South Korea — 1.1%
Celltrion Healthcare Co. Ltd.	4,409	206,343

Security	Shares	Value

South Korea (continued)
Cheil Worldwide, Inc.	18,042	$322,424
Hyundai Heavy Industries Co. Ltd.	911	82,694
Hyundai Mipo Dockyard Co. Ltd.	968	63,569
Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,469	420,147

		1,095,177

Sweden — 1.0%
Atlas Copco AB, A Shares	15,715	186,475
Epiroc AB, Class A	9,520	185,228
Hexagon AB, B Shares	37,214	426,603
Swedbank AB, A Shares	9,558	183,862

		982,168

Switzerland — 1.6%
Lonza Group AG, Registered Shares	1,555	887,036
Nestle SA, Registered Shares	4,011	489,378
STMicroelectronics NV	4,017	189,154

		1,565,568

Taiwan — 3.3%
Chunghwa Telecom Co. Ltd.	113,000	422,294
CTBC Financial Holding Co. Ltd.	218,000	166,688
Far EasTone Telecommunications Co. Ltd.	220,000	489,395
Globalwafers Co. Ltd.	5,000	87,725
Hua Nan Financial Holdings Co. Ltd.	256,432	195,099
Lite-On Technology Corp.	46,000	102,217
Nan Ya Printed Circuit Board Corp.	19,000	156,020
Taiwan Cooperative Financial Holding Co. Ltd.	260,755	230,421
Taiwan Mobile Co. Ltd.	46,000	145,139
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	458,816
Unimicron Technology Corp.	108,000	497,232
Wiwynn Corp.	12,000	301,412

		3,252,458

United Kingdom — 1.7%
Auto Trader Group PLC(b)	39,857	309,230
Ferguson PLC	1,886	268,453
Linde PLC(a)	712	235,629
London Stock Exchange Group PLC	2,443	223,644
Spirax-Sarco Engineering PLC	4,437	633,790

		1,670,746

United States — 55.1%
Adobe, Inc.(a)	548	202,946
Advance Auto Parts, Inc.	1,399	213,040
Airbnb, Inc., Class A(a)	1,201	133,443
Akamai Technologies, Inc.(a)	3,275	291,311
Alliant Energy Corp.	9,882	533,924
Alphabet, Inc., Class C(a)	5,261	525,416
Altria Group, Inc.	7,936	357,437
American Electric Power Co., Inc.	2,725	256,041
AmerisourceBergen Corp.	1,966	332,175
Amgen, Inc.	3,380	853,112
ANSYS, Inc.(a)	2,703	719,971
Aspen Technology, Inc.(a)	827	164,366
AT&T, Inc.	25,090	511,083
AutoZone, Inc.(a)	334	814,576
Baker Hughes Co.	5,609	178,030
Baxter International, Inc.	11,871	542,386
Berkshire Hathaway, Inc., Class B(a)	1,159	361,052
Bill.com Holdings, Inc.(a)	970	112,151
BioMarin Pharmaceutical, Inc.(a)	2,066	238,313
Booking Holdings, Inc.(a)	201	489,254
Booz Allen Hamilton Holding Corp., Class A	2,511	237,641
Boston Scientific Corp.(a)	5,475	253,219

S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bristol-Myers Squibb Co.	3,225	$234,296
Brown-Forman Corp., Class B	5,441	362,262
Cadence Design Systems, Inc.(a)	6,379	1,166,273
Cardinal Health, Inc.	2,883	222,712
Carrier Global Corp.	5,004	227,832
CDW Corp.	1,319	258,564
Centene Corp.(a)	2,898	220,944
Ceridian HCM Holding, Inc.(a)	1,712	123,743
Cheniere Energy, Inc.	1,290	197,099
Chevron Corp.	659	114,679
Cigna Corp.	1,140	361,004
Cintas Corp.	379	168,177
Cisco Systems, Inc.	21,759	1,059,011
CME Group, Inc., Class A	2,697	476,452
CMS Energy Corp.	1,947	123,031
Coca-Cola Co.	6,322	387,665
Colgate-Palmolive Co.	6,586	490,855
Comcast Corp., Class A	12,996	511,393
Consolidated Edison, Inc.	63	6,005
Copart, Inc.(a)	6,760	450,284
Costco Wholesale Corp.	1,730	884,272
Crowdstrike Holdings, Inc., Class A(a)	4,007	424,341
Datadog, Inc., Class A(a)	4,036	301,933
Delta Air Lines, Inc.(a)	12,299	480,891
Dollar General Corp.	409	95,542
Duke Energy Corp.	2,130	218,219
eBay, Inc.	6,783	335,759
Edison International	1,810	124,709
Eli Lilly & Co.	1,149	395,428
Entergy Corp.	789	85,433
Eversource Energy	8,888	731,749
Expedia Group, Inc.(a)	1,181	134,988
Expeditors International of Washington, Inc.	2,350	254,153
Exxon Mobil Corp.	1,832	212,530
FactSet Research Systems, Inc.	388	164,101
Fastenal Co.	6,453	326,199
Fidelity National Information Services, Inc.	2,325	174,468
FleetCor Technologies, Inc.(a)	1,188	248,066
Floor & Decor Holdings, Inc., Class A(a)	2,361	214,308
Fortinet, Inc.(a)	4,179	218,729
Gartner, Inc.(a)	1,025	346,594
Gen Digital, Inc.	13,547	311,716
General Mills, Inc.	4,298	336,791
Genuine Parts Co.	1,493	250,555
Gilead Sciences, Inc.	17,013	1,428,071
Healthpeak Properties, Inc.	7,330	201,428
Hershey Co.	1,032	231,787
Hewlett Packard Enterprise Co.	5,382	86,812
Hilton Worldwide Holdings, Inc.	2,405	348,941
Honeywell International, Inc.	723	150,731
Hormel Foods Corp.	3,231	146,397
HubSpot, Inc.(a)	454	157,543
Humana, Inc.	587	300,368
Incyte Corp.(a)	3,408	290,157
Intuit, Inc.	1,684	711,776
Intuitive Surgical, Inc.(a)	2,363	580,565
Johnson & Johnson	1,473	240,718
JPMorgan Chase & Co.	561	78,518
Kellogg Co.	4,236	290,505
Keurig Dr. Pepper, Inc.	13,282	468,589
Keysight Technologies, Inc.(a)	1,007	180,605
Kimberly-Clark Corp.	2,264	294,343
Kinder Morgan, Inc.	8,794	160,930

Security	Shares	Value

United States (continued)
Kroger Co.	17,172	$766,386
Liberty Broadband Corp., Class C(a)	3,738	335,598
Loews Corp.	5,980	367,650
Lowe’s Cos., Inc.	381	79,343
Lumen Technologies, Inc.(a)	21,416	112,434
Marathon Oil Corp.	10,272	282,172
Marathon Petroleum Corp.	1,130	145,228
Marsh & McLennan Cos., Inc.	2,814	492,197
Masimo Corp.(a)	1,746	296,960
Mastercard, Inc., Class A	4,745	1,758,497
McDonald’s Corp.	41	10,963
McKesson Corp.	952	360,503
Merck & Co., Inc.	9,957	1,069,481
MetLife, Inc.	3,045	222,346
MGM Resorts International	7,553	312,770
Microsoft Corp.	4,129	1,023,208
Motorola Solutions, Inc.	264	67,851
Newmont Corp.	15,364	813,217
NextEra Energy, Inc.	3,375	251,876
NIKE, Inc., Class B	3,609	459,534
NRG Energy, Inc.	6,449	220,685
ONEOK, Inc.	1,378	94,365
Otis Worldwide Corp.	2,462	202,450
Palo Alto Networks, Inc.(a)	2,359	374,232
Paychex, Inc.	1,576	182,595
Paycom Software, Inc.(a)	946	306,447
Paylocity Holding Corp.(a)	479	99,771
PepsiCo, Inc.	7,080	1,210,822
Philip Morris International, Inc.	2,964	308,967
Procter & Gamble Co.	1,673	238,202
Progressive Corp.	1,251	170,574
Public Storage	1,262	384,077
Regeneron Pharmaceuticals, Inc.(a)	102	77,364
Republic Services, Inc.	3,500	436,870
S&P Global, Inc.	2,260	847,364
Salesforce, Inc.(a)	1,954	328,213
Schlumberger Ltd.	6,721	382,963
Seagen, Inc.(a)	2,604	363,206
Sealed Air Corp.	3,500	191,660
ServiceNow, Inc.(a)	312	142,001
Snowflake, Inc., Class A(a)	1,570	245,611
Southern Co.	6,103	413,051
Southwest Airlines Co.	6,243	223,312
Splunk, Inc.(a)	3,469	332,226
Thermo Fisher Scientific, Inc.	1,069	609,683
TransDigm Group, Inc.	526	377,537
Travelers Cos., Inc.	1,399	267,377
UnitedHealth Group, Inc.	1,465	731,313
VeriSign, Inc.(a)	3,795	827,500
Verisk Analytics, Inc.	3,502	636,629
Verizon Communications, Inc.	10,872	451,949
Vertex Pharmaceuticals, Inc.(a)	2,384	770,270
VF Corp.	8,014	247,953
Viatris, Inc.	19	231
Visa, Inc., Class A	358	82,415
Walgreens Boots Alliance, Inc.	13,683	504,355
Walmart, Inc.	1,215	174,802
Walt Disney Co.(a)	1,519	164,796
Warner Bros Discovery, Inc., Class A(a)	606	8,981
Waste Management, Inc.	1,592	246,330
WEC Energy Group, Inc.	9,378	881,438
West Pharmaceutical Services, Inc.	1,025	272,240
Workday, Inc., Class A(a)	2,121	384,813

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis, Inc.	910	$150,596
Zscaler, Inc.(a)	2,723	338,088

		54,237,964

Total Common Stocks — 99.2% (Cost: $91,055,502)		97,653,659

Preferred Securities

Preferred Stocks — 0.2%

Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares	85,946	194,028

Total Preferred Securities — 0.2% (Cost: $188,583)		194,028

Total Long-Term Investments — 99.4% (Cost: $91,244,085)		97,847,687

Short-Term Securities

Money Market Funds —
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(c)(d)	5,604	5,604

Total Short-Term Securities — 0.0% (Cost: $5,604)		5,604

Total Investments — 99.4% (Cost: $91,249,689)		97,853,291
Other Assets Less Liabilities — 0.6%		606,279

Net Assets — 100.0%		$98,459,570

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,460,212	$—	$(8,454,608	)(a)	$—	$—	$5,604	5,604	$100,231	$—
iShares Gold Trust(b)	—	121,432	(124,815)		3,383	—	—	—	—	—

					$3,383	$—	$5,604		$100,231	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
S&P 500 E-Mini Index	1	03/17/23	$205	$(2,115)

S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	306,213,326	USD	2,283,987	Bank of America N.A.	02/16/23	$72,983
INR	224,899,589	USD	2,711,103	Citibank N.A.	03/15/23	31,245

						104,228

USD	4,069,285	EUR	3,806,465	JPMorgan Chase Bank N.A.	02/16/23	(72,814)
HKD	10,484,276	USD	1,347,153	JPMorgan Chase Bank N.A.	03/15/23	(7,305)

						(80,119)

						$24,109

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/23 – 08/12/25	$(3,043,061)	$(152,415	)(c)	$(3,195,474)	14.7%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(4,605,233)	(483,948	)(e)	(5,089,182)	14.0

					$(636,363)		$(8,284,656)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $12,824 of net dividends and financing fees.
(e)	Amount includes $(12,384) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	15-232 basis points	15-107 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates on February 24, 2023, June 5, 2025, June 26, 2025, July 3, 2025 and August 12, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Belgium
KBC Group NV	1,512	$111,990	(3.5)%

Denmark
Brenntag SE	1,850	138,099	(4.3)
Coloplast A/S, Class B	2,056	248,230	(7.8)
Nemetschek SE	1,008	53,892	(1.7)
Novozymes A/S	4,187	217,877	(6.8)
Orsted A/S	2,552	227,261	(7.1)

		885,359

Security	Shares	Value	% of Basket Value

Finland
Kesko OYJ, B Shares	5,119	$119,239	(3.7)%

France
Carrefour SA	8,198	155,934	(4.9)
Dassault Systemes SE	6,386	237,501	(7.4)
Teleperformance	588	163,456	(5.1)

		556,891

Germany
Scout24 SE	4,907	285,676	(8.9)

Italy
Snam SpA	94,314	480,391	(15.0)

Netherlands
ASML Holding NV	130	86,014	(2.7)
EXOR NV	1,077	85,609	(2.7)
Heineken Holding NV	3,279	270,734	(8.5)

		442,357

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Sweden
Telia Co. AB	199,938	$516,368	(16.2)%

Switzerland
Coca-Cola HBC AG	4,118	100,073	(3.2)
Kuehne & Nagel International AG, Registered Shares	992	236,549	(7.4)
Novartis AG, Registered Shares	4,948	447,344	(14.0)
Swisscom AG, Registered Shares	1,191	703,709	(22.0)

		1,487,675

United States
Haleon PLC	80,560	322,834	(10.1)

Preferred Stocks

Denmark
Dr Ing hc F Porsche AG	4,561	542,297	(17.0)

Total Reference Entity — Long		5,751,077

Reference Entity — Short

Common Stocks

Brazil
Cosan SA	(16,639)	(54,739)	1.7
Equatorial Energia SA	(50,675)	(279,714)	8.7
Hapvida Participacoes e Investimentos S/A	(326,212)	(330,948)	10.4

		(665,401)

China
China Traditional Chinese Medicine Holdings Co. Ltd.	(204,000)	(97,739)	3.1
Innovent Biologics Inc.	(11,500)	(62,634)	2.0
Longfor Group Holdings Ltd.	(21,000)	(69,386)	2.2
Zhaojin Mining Industry Co.Ltd, Class H	(173,500)	(199,666)	6.2
ZhongAn Online P&C Insurance Co. Ltd., Class H	(104,000)	(346,626)	10.8
Zhuzhou CRRC Times Electric Co., Ltd.	(5,100)	(27,169)	0.8

		(803,220)

Denmark
LEG Immobilien SE	(1,725)	(134,850)	4.2
ROCKWOOL A/S, B Shares	(727)	(208,440)	6.5
Sartorius AG	(357)	(160,083)	5.0
Vestas Wind Systems A/S	(6,619)	(193,683)	6.1
Zalando SE	(2,059)	(96,021)	3.0

		(793,077)

France
Alstom SA	(4,592)	(136,544)	4.3

Germany
Siemens Healthineers AG	(6,051)	(324,507)	10.2

Hong Kong
Swire Pacific Ltd., Class A	(10,000)	(91,639)	2.9

Japan
Hikari Tsushin, Inc.	(1,400)	(199,834)	6.3
Makita Corp.	(2,800)	(74,583)	2.3

		(274,417)

Mexico
Grupo Financiero Inbursa SAB de CV, Class O	(127,950)	(275,190)	8.6

Morocco
Sands China Ltd.	(35,600)	(133,503)	4.2

Netherlands
ASM International NV	(256)	(86,581)	2.7

Security	Shares	Value	% of Basket Value

Norway
Adevinta ASA	(27,158)	$(232,821)	7.3%
Aker Bp ASA	(14,194)	(432,374)	13.5

		(665,195)

Poland
KGHM Polska Miedz SA	(4,188)	(136,919)	4.3

Singapore
Grab Holdings Ltd., Class A	(29,898)	(113,313)	3.5

South Korea
Hanwha Solutions Corp.	(2,811)	(104,174)	3.3

Spain
CaixaBank SA	(44,090)	(195,625)	6.1

Sweden
Fastighets AB Balder, Class B	(98,200)	(505,950)	15.8

Switzerland
Bachem Holding AG	(2,632)	(232,758)	7.3

United Kingdom
Clarivate PLC	(7,463)	(82,989)	2.6

United States
Advanced Micro Devices, Inc.	(3,342)	(251,151)	7.9
Affirm Holdings, Inc.	(13,441)	(217,610)	6.8
Burlington Stores, Inc.	(696)	(159,962)	5.0
Charles River Laboratories International, Inc.	(1,058)	(257,358)	8.1
Coinbase Global, Inc., Class A	(6,998)	(409,243)	12.8
Ford Motor Co.	(28,869)	(390,020)	12.2
Match Group, Inc.	(1,555)	(84,157)	2.6
Plug Power, Inc.	(18,675)	(317,848)	10.0
ROBLOX Corp., Class A	(6,690)	(248,935)	7.8
STERIS PLC	(501)	(103,461)	3.2
SVB Financial Group	(288)	(87,103)	2.7
Take-Two Interactive Software, Inc.	(3,500)	(396,305)	12.4
Texas Pacific Land Corp.	(67)	(133,722)	4.2
Uber Technologies, Inc.	(5,263)	(162,785)	5.1
Wolfspeed, Inc.	(1,375)	(105,889)	3.3

		(3,325,549)

Total Reference Entity — Short		(8,946,551)

Net Value of Reference Entity — Citibank N.A		$(3,195,474)

S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Medibank Private Ltd.	163,655	$340,941	(6.7)%

France
Hermes International	64	119,777	(2.4)
Kering SA	346	215,889	(4.2)
La Francaise des Jeux SAEM	4,504	192,717	(3.8)
Ubisoft Entertainment SA	8,711	180,375	(3.5)

		708,758

Germany
United Internet AG, Registered Shares	7,004	162,607	(3.2)

Italy
FinecoBank Banca Fineco SpA	4,668	83,799	(1.7)

Netherlands
Adyen NV	190	287,262	(5.6)
Koninklijke Ahold Delhaize NV	27,897	832,641	(16.4)

		1,119,903

Norway
Orkla ASA	16,242	121,258	(2.4)
Telenor ASA	26,061	272,823	(5.3)

		394,081

Poland
Santander Bank Polska SA	1,035	68,809	(1.4)

Spain
Industria de Diseno Textil SA	8,664	270,497	(5.3)

Switzerland
Roche Holding AG	4,202	1,311,740	(25.8)
Roche Holding AG	205	75,038	(1.5)

		1,386,778

United Kingdom
Admiral Group PLC	3,406	92,593	(1.8)

Total Reference Entity — Long		4,628,766

Reference Entity — Short

Common Stocks

Australia
Pilbara Minerals Ltd.	(53,945)	(183,516)	3.6

Brazil
Localiza Rent a Car SA	(6,933)	(80,867)	1.6
Petro Rio SA	(7,430)	(61,620)	1.2

		(142,487)

Canada
Shaw Communications, Inc., Class B	(7,745)	(230,508)	4.5

China
Bilibili, Inc., Class Z	(1,920)	(47,917)	0.9
China Gas Holdings Ltd.	(95,200)	(148,209)	2.9
Chinasoft International Ltd.	(86,000)	(75,609)	1.5
Dongyue Group Ltd.	(117,000)	(140,069)	2.8

Security	Shares	Value	% of Basket Value

China (continued)
Microport Scientific Corp.	(144,600)	$(453,729)	8.9%
Tongcheng Travel Holdings Ltd.	(52,000)	(117,822)	2.3
Xiaomi Corp., Class B	(355,200)	(587,589)	11.6
Xtep International Holdings Ltd.	(153,000)	(204,004)	4.0
Yuexiu Property Co. Ltd.	(74,000)	(107,649)	2.1
Zhuzhou CRRC Times Electric Co., Ltd.	(34,400)	(183,261)	3.6

		(2,065,858)

Germany
Covestro AG	(8,897)	(409,658)	8.1
Delivery Hero SE	(1,859)	(112,389)	2.2

		(522,047)

Hong Kong
Nine Dragons Paper Holdings Ltd.	(349,000)	(312,863)	6.1
Techtronic Industries Co. Ltd.	(5,000)	(64,459)	1.3

		(377,322)

Ireland
AerCap Holdings NV	(9,514)	(601,380)	11.8

Italy
Telecom Italia SpA	(995,778)	(286,692)	5.7

Japan
Lasertec Corp.	(1,500)	(283,984)	5.6

Netherlands
Just Eat Takeaway.com NV	(6,100)	(156,487)	3.1

South Korea
HYBE Co. Ltd.	(687)	(108,088)	2.1
Iljin Materials Co., Ltd.	(3,227)	(165,933)	3.3
Kakao Corp.	(8,618)	(433,807)	8.5
NCSoft Corp.	(656)	(242,806)	4.8
Posco Chemical Co., Ltd.	(653)	(119,694)	2.3

		(1,070,328)

Sweden
Securitas AB, B Shares	(26,382)	(241,489)	4.8

Switzerland
Credit Suisse Group AG, Registered Shares	(82,857)	(285,432)	5.6

United Kingdom
Ocado Group PLC	(40,265)	(322,216)	6.3

United States
Block, Inc.	(3,954)	(323,121)	6.3
Catalent, Inc.	(2,035)	(108,974)	2.1
Cleveland-Cliffs, Inc.	(3,807)	(81,279)	1.6
DISH Network Corp., Class A	(18,727)	(269,482)	5.3
Dr Horton Inc.	(2,091)	(206,361)	4.1
Illumina, Inc.	(608)	(130,234)	2.6
Iron Mountain, Inc.	(1,914)	(104,466)	2.1
KKR & Co., Inc.	(2,684)	(149,794)	2.9
Novocure Ltd.	(2,350)	(214,273)	4.2
Oracle Corp.	(2,313)	(204,608)	4.0
Paramount Global, Class B	(8,716)	(201,863)	4.0
PulteGroup, Inc.	(1,628)	(92,617)	1.8
Rivian Automotive, Inc., Class A	(12,373)	(240,036)	4.7
Roku, Inc.	(6,409)	(368,518)	7.2

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	%of Basket Value

United States (continued)
Target Corp.	(609)	$(104,833)	2.1%
Teledyne Technologies, Inc.	(348)	(147,642)	2.9

		(2,948,101)

		(9,717,847)

Rights

Brazil
Localiza Rent a Car SA	(30)	(101)	0.0

Total Reference Entity — Short		(9,717,948)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(5,089,182)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$116,987	$—	$—	$116,987
Brazil	796,028	—	—	796,028
Canada	2,888,585	—	—	2,888,585
China	—	8,781,712	—	8,781,712
Denmark	—	928,042	—	928,042
Finland	—	57,645	—	57,645
France	—	3,025,968	—	3,025,968
Germany	—	418,541	—	418,541
Hong Kong	—	1,907,485	—	1,907,485
India	—	2,671,582	—	2,671,582
Indonesia	—	28,382	—	28,382
Ireland	466,314	306,659	—	772,973
Italy	—	758,898	—	758,898
Japan	—	7,246,344	—	7,246,344
Mexico	657,077	—	—	657,077
Netherlands	—	1,249,853	—	1,249,853

S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Saudi Arabia	$—	$856,426	$—	$856,426
Singapore	—	1,144,432	—	1,144,432
South Africa	89,611	453,007	—	542,618
South Korea	—	1,095,177	—	1,095,177
Sweden	—	982,168	—	982,168
Switzerland	—	1,565,568	—	1,565,568
Taiwan	—	3,252,458	—	3,252,458
United Kingdom	504,082	1,166,664	—	1,670,746
United States	54,237,964	—	—	54,237,964
Preferred Securities
Preferred Stocks	194,028	—	—	194,028
Short-Term Securities
Money Market Funds	5,604	—	—	5,604

	$59,956,280	$37,897,011	$—	$97,853,291

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$104,228	$—	$104,228
Liabilities
Equity Contracts	(2,115)	(636,363)	—	(638,478)
Foreign Currency Exchange Contracts	—	(80,119)	—	(80,119)

	$(2,115)	$(612,254)	$—	$(614,369)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

9